Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the year ended December 31, 2017:

		Weighted
		Average	Aggregate
		Exercise	Intrinsic Value
	Shares	Price	(in thousands)
Options outstanding at the beginning of the year	13,378	$4.93	$—
Options granted	—	—
Options exercised	—	—
Forfeitures	—	—
Options outstanding at the end of the year	13,378	$4.93	$3,972
Options exercisable at the end of the year	13,378	$4.93	$3,972